Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Cash flows from operating activities
Net (loss) income	$ 2,397,507	$ 18,654,763	$ 7,028,442	$ (26,282,350)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property and equipment	3,197	24,872	61,128	136,290
Amortization of right-of-use asset	155,083	1,206,682	1,139,065	1,328,014
Provision (reversal) for expected credit losses accounts	(1,769,415)	(13,767,640)	638,940	8,505,786
Loss (gain) from unrealized foreign currency translation	(53,098)	(413,151)	(564,916)	84,123
Changes in operating assets and liabilities:
Accounts receivable	(511,432)	(3,979,405)	(29,331,787)	18,585,959
Prepayments	(1,169,930)	(9,103,112)	2,306,417	(4,449,216)
Deposits	(19,927)	(155,050)	(108,271)	324,528
Other current assets	(46,787)	(364,045)	64,060	727,146
Other non-current assets			58,960	(58,960)
Accounts payable	3,066,820	23,862,623	26,849,556	(346,077)
Taxes payables	201,601	1,568,638	(210,055)	(819,243)
Accrued expenses	(50,589)	(393,626)	(2,427,810)	4,821,459
Commission payable	29,878	232,478	(240,012)	149,254
Contract liabilities	104,004	809,247	(2,491,395)	(5,586,315)
Operating lease obligation	(155,083)	(1,206,682)	(1,139,065)	(1,328,014)
Other payable	(105,847)	(823,580)	(170,955)	519,395
Net cash (used in) provided by operating activities	2,075,982	16,153,012	1,462,302	(3,688,221)
Cash flows from investing activities
Purchase of property and equipment				(168,163)
Proceeds from amount due from related party	1,065,639	8,291,628	173,776	32,949,324
Repayment of amount due from related party	(159,648)	(1,242,203)	(6,505,713)	(23,023,301)
Net cash provided by (used in) investing activities	905,991	7,049,425	(6,331,937)	9,757,860
Cash flows from financing activities
Proceeds from bank loans	5,114,248	39,793,451	71,562,320	61,103,687
Repayment of bank loans	(6,028,844)	(46,909,834)	(79,107,261)	(64,858,946)
Proceeds from factoring arrangement	20,837,893	162,137,560	128,813,127	89,225,679
Repayment under factoring arrangement	(20,946,040)	(162,979,041)	(129,035,806)	(91,739,595)
Repayment of finance lease	(10,410)	(80,997)	(77,831)	(193,613)
Dividend payments				(9,000,000)
Deferred initial public offering cost	(305,246)	(2,375,092)	(465,001)
Repayment of amount due to related party			(1,568,646)
Proceeds from amount due to related party			6,006	1,568,646
Additional capital contribution from shareholders			11,690,000
Net cash (used in) provided by financing activities	(1,338,399)	(10,413,953)	1,816,908	(13,894,142)
Change in cash	1,643,574	12,788,484	(3,052,727)	(7,824,503)
Effect of foreign exchange on cash
Cash at the beginning of the year	624,428	4,858,613	7,911,340	15,735,843
Cash at the end of the year	2,268,002	17,647,097	4,858,613	7,911,340
Supplementary cash flow information
Cash paid for income tax			1,771,014	819,243
Cash paid for interest expense	321,667	2,502,861	3,404,653	3,855,461
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease obligation				$ 2,285,649